Segment information (Details)	3 Months Ended		6 Months Ended
	Feb. 29, 2024 CAD ($)	Feb. 28, 2023 CAD ($)	Feb. 29, 2024 CAD ($) segment	Feb. 28, 2023 CAD ($)	Aug. 31, 2023 CAD ($)
Segment information
Number of reportable business segments | segment			2
Segment revenues	$ 728,611	$ 831,195	$ 1,715,003	$ 2,230,955
Segment gross profit (loss)	220,083	49,324	655,611	153,600
Segment (loss) profit before tax	(8,447,318)	(6,718,415)	(7,479,048)	(13,494,857)
Research and development	334,731	633,557	1,319,237	4,320,754
Office salaries and benefits	1,044,772	985,453	1,905,226	1,825,185
Segment assets	21,333,492		21,333,492		$ 24,046,512
Cash	1,185,083		1,185,083		3,359,257
Segment liabilities	14,935,965		14,935,965		12,482,075
Gain on derivative liabilities	906,760	61,442	6,317,928	61,442
Goodwill impairment loss	4,274,000		4,274,000
Transaction costs	1,710,863	437,897	1,860,335	437,897
Operating segments
Segment information
Revenue from external customers	728,611	831,195	1,715,003	2,230,955
Segment revenues	728,611	831,195	1,715,003	2,230,955
Segment gross profit (loss)	220,083	49,324	655,611	153,600
Segment (loss) profit before tax	(8,447,318)	(6,718,415)	(7,479,048)	(13,494,857)
Research and development	334,731	633,557	1,319,237	4,320,754
Office salaries and benefits	1,044,772	985,453	1,905,226	1,825,185
Segment assets	21,333,492		21,333,492		24,046,512
Cash	1,185,083		1,185,083		3,359,257
Additions to property and equipment	247,130		247,130		983,609
Segment liabilities	14,935,965		14,935,965		12,482,075
Inter-segment eliminations
Segment information
Revenue from other segments	(211,918)	(408,109)	(237,720)	(757,135)
Segment revenues	(211,918)	(408,109)	(237,720)	(757,135)
Segment gross profit (loss)	(7,213)	(144,470)	(14,120)	(248,041)
Segment (loss) profit before tax	(5,869)	(49,932)	1,267	(98,506)
Research and development		(103,342)		(185,248)
Segment assets	(10,327,657)		(10,327,657)		(10,239,388)
Additions to property and equipment	(2,153)		(2,153)		(185,744)
Segment liabilities	(1,447,361)		(1,447,361)		(1,013,824)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	176,028	277,975	294,618	526,097
Revenue from other segments	206,859	258,000	225,753	479,915
Segment revenues	382,887	535,975	520,371	1,006,012
Segment gross profit (loss)	(40,126)	(134,780)	(68,869)	(578,459)
Segment (loss) profit before tax	(3,868,221)	(6,377,246)	(2,741,581)	(13,270,298)
Research and development	334,731	736,899	1,319,237	4,506,002
Office salaries and benefits	917,109	719,958	1,598,103	1,350,575
Segment assets	22,306,514		22,306,514		20,344,002
Cash	1,129,578		1,129,578		3,025,565
Additions to property and equipment	42,283		42,283		194,820
Segment liabilities	12,664,094		12,664,094		10,154,031
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	552,583	553,220	1,420,385	1,704,858
Revenue from other segments	5,059	150,109	11,967	277,220
Segment revenues	557,642	703,329	1,432,352	1,982,078
Segment gross profit (loss)	267,422	328,574	738,600	980,100
Segment (loss) profit before tax	(4,573,228)	(291,237)	(4,738,734)	(126,053)
Office salaries and benefits	127,663	$ 265,495	307,123	$ 474,610
Segment assets	9,354,635		9,354,635		13,941,898
Cash	55,505		55,505		333,692
Additions to property and equipment	207,000		207,000		974,533
Segment liabilities	$ 3,719,232		$ 3,719,232		$ 3,341,868